SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2018
SHARE OPTION PLANS
NOTE 11. SHARE OPTION PLANS

On July 1, 2013, the Company adopted a share option plan entitled “The 2013 Share Incentive Plan” (2013 Plan) under which the Company may grant options to purchase up to 17,000,000 ordinary shares. Under the terms of the 2013 Plan, the Board of Directors shall specify the exercise price and vesting period of each share option on the grant date.

On February 1, 2018, the Company granted 300,000 options to purchase its ordinary shares to Winfield, Yongbiao Ding, the CFO of the Company. The exercise prices of these options shall be $0.20 with an expiry date of May 29, 2024.

The following table summarizes the Company’s share option activity during the years ended September 30, 2018, 2017 and 2016:

	Number Outstanding	Exercise Price Per Share	Weighted-Average Exercise Price
Outstanding as of September 30, 2016	14,750,000	$0.15 – 0.20	$0.16
Granted	-	-	-
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of September 30, 2017	14,750,000	$0.15 – 0.20	$0.16
Granted	300,000	0.20	-
Exercised	-	-	-
Options forfeited/cancelled	(3,750,000)	0.20	-
Outstanding as of September 30, 2018	11,300,000	$0.15 – 0.20	$0.16

The following table summarizes the ordinary shares of the Company issuable upon exercise of options outstanding as of September 30, 2018, 2017 and 2016.

	Share Options Outstanding/ Exercisable
	Range of Exercise Price	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)
September 30, 2018	$0.15-$0.20	11,300,000	5.22
September 30, 2017	$0.15-$0.20	14,750,000	8.99
September 30, 2016	$0.15-$0.20	14,750,000	7.99

As of September 30, 2018 and 2017, the intrinsic values of both outstanding options and exercisable options were $122,800 and $637,500, respectively. There were no options exercised during the years ended September 30, 2018, 2017, and 2016; and no stock based compensation is recognized from stock options during the years ended September 30, 2018, 2017, and 2016.